Related Party Transactions (Details) - AUD ($)		12 Months Ended
	Jan. 07, 2021	Jun. 30, 2021	Jun. 30, 2019
Related Party Transactions (Details) [Line Items]
Percentage of ownership interest in subsidiary		100.00%
Geoffrey Kempler [Member]
Related Party Transactions (Details) [Line Items]
Received amount	$ 1,000,000
Advisory fees paid		$ 101,400
Lawrence Gozlan [Member]
Related Party Transactions (Details) [Line Items]
Advisory fees paid		$ 150,000	$ 520,000